Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Long-term debt	$ 451.8	$ 460.5
2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt	451.8
Accounts payable & accrued liabilities	72.2
Share-based compensation accrual	1.9
Total	525.9
2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.1
Total	0.1
2023 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
Thereafter [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	$ 0.0